Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT

($ millions)	2022	2021
Development and production assets	22,340.0	23,402.9
Corporate assets	126.2	123.2
Property, plant and equipment at cost	22,466.2	23,526.1
Accumulated depletion, depreciation and impairment	(14,736.8)	(15,838.8)
Net carrying amount	7,729.4	7,687.3

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	23,402.9	23,584.1
Accumulated depletion and impairment, beginning of year	(15,762.6)	(19,265.2)
Net carrying amount, beginning of year	7,640.3	4,318.9

Net carrying amount, beginning of year	7,640.3	4,318.9
Acquisitions through business combinations	66.0	953.8
Additions	741.9	736.5
Dispositions	(285.8)	(243.7)
Transfers from exploration and evaluation assets	80.8	57.5
Reclassified as assets held for sale	(148.4)	—
Depletion	(911.4)	(708.5)
Impairment reversal	428.6	2,514.4
Foreign exchange	76.2	11.4
Net carrying amount, end of year	7,688.2	7,640.3

Cost, end of year	22,340.0	23,402.9
Accumulated depletion and impairment, end of year	(14,651.8)	(15,762.6)
Net carrying amount, end of year	7,688.2	7,640.3

Corporate assets
Cost, beginning of year	123.2	120.7
Accumulated depreciation, beginning of year	(76.2)	(67.6)
Net carrying amount, beginning of year	47.0	53.1

Net carrying amount, beginning of year	47.0	53.1
Additions	2.6	2.5
Depreciation	(8.5)	(8.6)
Foreign exchange	0.1	—
Net carrying amount, end of year	41.2	47.0

Cost, end of year	126.2	123.2
Accumulated depreciation, end of year	(85.0)	(76.2)
Net carrying amount, end of year	41.2	47.0
At December 31, 2022, future development costs of $5.16 billion (December 31, 2021 - $4.58 billion) were included in costs subject to depletion.
Direct general and administrative costs capitalized by the Company during the year ended December 31, 2022 were $49.7 million (year ended December 31, 2021 - $45.1 million), including $14.7 million of share-based compensation costs (year ended December 31, 2021 - $14.3 million).
Q4 2022 Impairment
At December 31, 2022, there were no indicators of impairment or impairment reversal in the Alberta and Northern U.S. CGUs.
At December 31, 2022, the Company identified indicators that its Southeast Saskatchewan and Southwest Saskatchewan CGUs might be impaired. The increase in forecast costs in the current inflationary environment and the reallocation of forecast capital spending from Saskatchewan to Alberta and Northern U.S., since the last impairment test at March 31, 2022, were considered indicators of impairment. As a result, a test for impairment was conducted and the Company prepared estimates of future cash flows to determine the recoverable amount of the respective assets.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at December 31, 2022:

	2023 (1)	2024	2025	2026	2027	2028	2029	2030	2031	2032	2033 (3)
WTI ($US/bbl) (2)	80.33	78.50	76.95	77.61	79.16	80.74	82.36	84.00	85.69	87.40	89.15
Exchange Rate ($US/$Cdn)	0.745	0.765	0.768	0.772	0.775	0.775	0.775	0.775	0.775	0.775	0.775
WTI ($Cdn/bbl)	107.83	102.61	100.20	100.53	102.14	104.18	106.27	108.39	110.57	112.77	115.03
AECO ($Cdn/mmbtu) (2)	4.23	4.40	4.21	4.27	4.34	4.43	4.51	4.60	4.69	4.79	4.88
(1)Effective January 1, 2023.
(2)The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.
(3)Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2033 to the end of the reserve life. Exchange rates are assumed to be constant at 0.775.
At December 31, 2022, the Company determined that the carrying amount of the Southeast Saskatchewan and Southwest Saskatchewan CGUs exceeded their recoverable amount. The full amounts of the impairments were attributed to PP&E and, as a result, impairment losses of $985.0 million were recognized in net income. The impairment loss was due to the increase in forecast costs as a result of the high inflationary environment and the reallocation of forecast capital spending mentioned above.
At December 31, 2022, the after tax impairments that can be reversed in future periods for each CGU, net of depletion had no impairment loss been recognized in prior periods, were $1.49 billion for Southeast Saskatchewan, $1.09 billion for Southwest Saskatchewan, and nil for Alberta and Northern U.S.
The following table summarizes the impairment expense for the year ended December 31, 2022 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment	Impairment, net of tax
Southeast Saskatchewan	Canada	2,868.3	15.00%	564.5	424.4
Southwest Saskatchewan	Canada	1,356.6	15.00%	420.5	316.1
Total impairment		4,224.9		985.0	740.5
Changes in any of the key judgments, such as a revision in reserves, changes in forecast benchmark commodity prices, foreign exchange rates, discount rates, capital or operating costs would impact the recoverable amounts of assets and any reversals or impairment charges would affect net income. The following sensitivities show the resulting impact on income before tax of the changes in discount rate, forecast benchmark commodity price and forecast operating cost estimates at December 31, 2022, with all other variables held constant:

CGU	Discount Rate		Commodity Prices		Operating Costs
($ millions)	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(167.8)	185.2	349.4	(348.3)	(117.7)	118.7
Southwest Saskatchewan	(88.0)	97.3	185.6	(185.3)	(64.8)	65.0
Increase (decrease)	(255.8)	282.5	535.0	(533.6)	(182.5)	183.7
Q1 2022 Impairment Reversal
At March 31, 2022, the significant increase in forecast benchmark commodity prices and the increase in the Company's market capitalization since the last impairment test at June 30, 2021, were indicators of impairment reversal.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at March 31, 2022:

	2022 (1)	2023	2024	2025	2026	2027	2028	2029	2030	2031	2032 (3)
WTI ($US/bbl) (2)	94.17	84.05	75.38	74.41	75.90	77.42	78.97	80.55	82.16	83.80	85.48
Exchange Rate ($US/$Cdn)	0.800	0.800	0.800	0.800	0.800	0.800	0.800	0.800	0.800	0.800	0.800
WTI ($Cdn/bbl)	117.71	105.06	94.23	93.01	94.88	96.78	98.71	100.69	102.70	104.75	106.85
AECO ($Cdn/mmbtu) (2)	5.18	4.18	3.38	3.34	3.41	3.48	3.54	3.61	3.69	3.76	3.84
(1)Effective April 1, 2022.
(2)The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.
(3)Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2032 to the end of the reserve life. Exchange rates are assumed to be constant at 0.800.
At March 31, 2022, the Company determined that the recoverable amount of the Southeast Saskatchewan, Southwest Saskatchewan, Alberta and Northern U.S. CGUs exceeded their carrying amount. The full amounts of the impairment reversals were attributed to PP&E and, as a result, impairment reversals of $1.54 billion were recognized in net income.
The following table summarizes the impairment reversal for the three months ended March 31, 2022 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment reversal	Impairment reversal, net of tax
Southeast Saskatchewan	Canada	3,413.8	15.00%	806.0	605.3
Southwest Saskatchewan	Canada	1,715.0	15.00%	419.4	315.0
Alberta	Canada	2,567.1	15.00%	244.2	183.4
Northern U.S.	U.S.	1,093.8	15.00%	71.3	52.6
Total impairment reversal		8,789.7		1,540.9	1,156.3
The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at March 31, 2022, with all other variables held constant:

CGU	Discount Rate		Commodity Prices
($ millions)	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(186.2)	204.8	367.6	(366.6)
Southwest Saskatchewan	(95.0)	104.6	201.1	(201.1)
Alberta	—	—	—	—
Northern U.S.	—	—	—	—
Increase (decrease)	(281.2)	309.4	568.7	(567.7)
2021 Impairment Reversal
At December 31, 2021, there were no indicators of impairment or impairment reversal.
At June 30, 2021, the significant increase in forecast benchmark commodity prices and the increase in the Company's market capitalization since the last impairment test at March 31, 2020 were indicators of impairment reversal.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at June 30, 2021:

	2021 (1)	2022	2023	2024	2025	2026	2027	2028	2029	2030	2031 (3)
WTI ($US/bbl) (2)	71.33	67.20	63.95	63.23	64.50	65.79	67.10	68.44	69.81	71.21	72.63
Exchange Rate ($US/$Cdn)	0.803	0.802	0.800	0.800	0.800	0.800	0.800	0.800	0.800	0.800	0.800
WTI ($Cdn/bbl)	88.83	83.79	79.94	79.04	80.63	82.24	83.88	85.55	87.26	89.01	90.79
AECO ($Cdn/mmbtu) (2)	3.46	3.13	2.72	2.71	2.76	2.82	2.88	2.94	2.99	3.05	3.12
(1)Effective July 1, 2021.
(2)The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.
(3)Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2031 to the end of the reserve life. Exchange rates are assumed to be constant at 0.800.
The following table summarizes the impairment reversal for the six months ended June 30, 2021 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment reversal	Impairment reversal, net of tax
Southeast Saskatchewan	Canada	2,941.0	15.00%	917.7	688.1
Southwest Saskatchewan	Canada	1,422.6	15.00%	604.1	453.0
Alberta (1)	Canada	1,911.9	15.00%	555.6	416.6
Northern U.S.	U.S.	861.9	15.00%	437.0	326.0
Total impairment reversal		7,137.4		2,514.4	1,883.7
(1)    Previously referred to as the Southern Alberta CGU.
The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at June 30, 2021, with all other variables held constant:

CGU	Discount Rate		Commodity Prices
($ millions)	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(181.1)	199.2	350.7	(349.9)
Southwest Saskatchewan	(89.1)	97.9	183.4	(182.7)
Alberta (1)	(89.4)	97.2	189.9	(190.3)
Northern U.S.	(57.1)	62.9	124.0	(124.1)
Increase (decrease)	(416.7)	457.2	848.0	(847.0)
(1)    Previously referred to as the Southern Alberta CGU.